FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 16,822,754
Ending Balance	29,553,003	$ 16,822,754
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	15,594,330
Ending Balance	28,964,796	15,594,330
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	7,923,581	6,811,666
Change in measurement		12,645
Sales and maturities	(4,562,773)	(3,597,166)
Purchases	9,886,724	4,740,207
Valuation and payments	(13,276)	(70,864)
Foreign exchange	159,326	27,093
Ending Balance	13,393,582	7,923,581
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	7,827,746	6,785,507
Change in measurement		12,645
Sales and maturities	(4,562,773)	(3,596,773)
Purchases	9,830,079	4,670,615
Valuation and payments	(12,681)	(71,124)
Foreign exchange	154,783	26,876
Ending Balance	13,237,154	7,827,746
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	95,835	26,159
Sales and maturities		(393)
Purchases	56,645	69,592
Valuation and payments	(595)	260
Foreign exchange	4,543	217
Ending Balance	$ 156,428	$ 95,835